Right-of-use assets, long-term financial assets and lease liabilities - Statement of income/(loss) and cash flow (Details) - CHF (SFr) SFr in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statements of income/(loss) and cash flows
Depreciation of right-of-use assets	SFr 460	SFr 511
Interest expense on lease liabilities	119	92
Expense for short-term leases and leases of low value	322	365
Total	902	968
Total cash outflow for leases	SFr 881	SFr 965